UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22187

Pax World Funds Trust II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1.     Schedule of Investments.

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CONSUMER DISCRETIONARY — 11.5%
Advance Auto Parts, Inc.	129	$8,829
Autoliv, Inc.	160	9,915
AutoZone, Inc. (a)	62	22,920
Bed Bath & Beyond, Inc. (a)	426	26,838
Best Buy Co., Inc.	526	9,042
BorgWarner, Inc. (a)	195	13,476
Cablevision Systems Corp. (Class A)	351	5,563
Canadian Tire Corp., Ltd. (Class A)	138	9,924
CarMax, Inc. (a)	403	11,405
Chipotle Mexican Grill, Inc. (a)	55	17,465
Darden Restaurants, Inc.	228	12,711
Discovery Communications, Inc. (Series A) (a)	254	15,146
Discovery Communications, Inc. (Series C) (a)	192	10,760
Ford Motor Co.	6,294	62,059
GameStop Corp. (Class A)	241	5,061
Genuine Parts Co.	276	16,844
Gildan Activewear, Inc.	205	6,494
Harley-Davidson, Inc.	409	17,329
Hasbro, Inc.	205	7,825
J.C. Penney Co., Inc.	288	6,996
Johnson Controls, Inc.	1,208	33,099
Kohl’s Corp.	424	21,717
Liberty Global, Inc. (Series A) (a)	245	14,884
Liberty Global, Inc. (Series C) (a)	212	11,961
Liberty Media Corp. - Interactive (Class A) (a)	965	17,853
Liberty Media Corp. - Liberty Capital (Class A) (a)	188	19,584
Liberty Ventures (a)	15	203
Lowe’s Cos., Inc.	2,189	66,195
Macy’s, Inc.	734	27,613
Marriott International, Inc. (Class A)	473	18,494
Mattel, Inc.	602	21,359
McDonald’s Corp.	1,821	167,077
Mohawk Industries, Inc. (a)	103	8,242
Netflix, Inc. (a)	93	5,063
Newell Rubbermaid, Inc.	512	9,774
NIKE, Inc. (Class B)	654	62,071
Nordstrom, Inc.	295	16,278
O’Reilly Automotive, Inc. (a)	225	18,815
PetSmart, Inc.	196	13,520
Ross Stores, Inc.	405	26,163
Royal Caribbean Cruises, Ltd.	251	7,583
Scripps Networks Interactive, Inc. (Class A)	163	9,981
Staples, Inc.	1,231	14,181
Starbucks Corp.	1,338	67,904
Starwood Hotels & Resorts Worldwide, Inc.	347	20,112
Target Corp.	1,127	71,531
The Gap, Inc.	563	20,144
The TJX Cos., Inc.	1,337	59,884
The Washington Post Co. (Class B)	7	2,541
Thomson Reuters Corp.	667	19,265
Tiffany & Co.	224	13,861
Tim Hortons, Inc.	280	14,558
Time Warner Cable, Inc.	557	52,948
Time Warner, Inc.	1,719	77,922
V.F. Corp.	157	25,020
Virgin Media, Inc.	470	13,837
Whirlpool Corp.	136	11,276
		1,379,115
CONSUMER STAPLES — 10.7%
Avon Products, Inc.	765	12,202
Bunge, Ltd.	259	17,366
Campbell Soup Co.	338	11,769
Coca-Cola Enterprises, Inc.	536	16,761
Colgate-Palmolive Co.	850	91,137
ConAgra Foods, Inc.	733	20,223
Dr. Pepper Snapple Group, Inc.	375	16,699
Empire Co., Inc. (Class A)	53	3,188
Energizer Holdings, Inc.	117	8,729
General Mills, Inc.	1,145	45,628
Green Mountain Coffee Roasters, Inc. (a)	234	5,558
H.J. Heinz Co.	567	31,724
Herbalife, Ltd.	206	9,764
Hormel Foods Corp.	257	7,515
Kellogg Co.	444	22,937
Kimberly-Clark Corp.	698	59,874
Kraft Foods, Inc. (Class A)	3,018	124,794
Loblaw Cos., Ltd.	200	6,943
McCormick & Co., Inc.	214	13,277
Mead Johnson Nutrition Co.	361	26,454
Metro, Inc. (Class A)	177	10,505
PepsiCo, Inc.	2,832	200,421
Procter & Gamble Co.	4,966	344,442
Safeway, Inc.	470	7,562
Saputo, Inc.	229	9,833
Sysco Corp.	1,037	32,427
The Clorox Co.	219	15,779
The Estee Lauder Cos., Inc. (Class A)	419	25,798
The J.M. Smucker Co.	200	17,266
The Kroger Co.	966	22,740
Viterra, Inc.	561	9,185
Whole Foods Market, Inc.	308	29,999
		1,278,499
ENERGY — 8.5%
Apache Corp.	700	60,529
ARC Resources, Ltd.	521	12,655
Cameron International Corp. (a)	437	24,503
Cenovus Energy, Inc.	1,346	46,935
Cimarex Energy Co.	152	8,900
Concho Resources, Inc. (a)	174	16,486
Continental Resources, Inc. (a)	80	6,152
Core Laboratories NV	85	10,326
Crescent Point Energy Corp.	571	25,261
Denbury Resources, Inc. (a)	692	11,183
Devon Energy Corp.	681	41,200
Enbridge, Inc.	1,337	52,178
Energen Corp.	128	6,708
Enerplus Corp.	348	5,765
EOG Resources, Inc.	477	53,448
EQT Corp.	265	15,635
FMC Technologies, Inc. (a)	425	19,677
Hess Corp.	544	29,224
Kinder Morgan Management, LLC (a)	178	13,599
Marathon Oil Corp.	1,250	36,962
Marathon Petroleum Corp.	610	33,300
National-Oilwell Varco, Inc.	753	60,323
Newfield Exploration Co. (a)	240	7,517
Nexen, Inc.	940	23,788
Noble Corp.	447	15,994
Noble Energy, Inc.	315	29,204
Pacific Rubiales Energy Corp.	518	12,366
Penn West Petroleum, Ltd.	855	12,157
Pioneer Natural Resources Co.	207	21,611

1

Security Description	Shares	Value

Plains Exploration & Production Co. (a)	227	$8,506
QEP Resources, Inc.	315	9,973
Range Resources Corp.	287	20,053
Southwestern Energy Co. (a)	620	21,564
Spectra Energy Corp.	1,157	33,969
Suncor Energy, Inc.	2,812	92,423
Sunoco, Inc.	188	8,804
Superior Energy Services, Inc. (a)	279	5,725
Talisman Energy, Inc.	1,830	24,438
The Williams Cos., Inc.	1,121	39,201
Ultra Petroleum Corp. (a)	270	5,935
Weatherford International, Ltd. (a)	1,346	17,067
Whiting Petroleum Corp. (a)	208	9,855
		1,011,099
FINANCIALS — 17.9%
ACE, Ltd.	600	45,360
AFLAC, Inc.	829	39,693
American Express Co.	1,860	105,760
American Tower Corp. (b)	698	49,830
Ameriprise Financial, Inc.	393	22,279
Annaly Capital Management, Inc. (b)	1,723	29,015
Arch Capital Group, Ltd. (a)	238	9,920
Assurant, Inc.	155	5,782
Axis Capital Holdings, Ltd.	209	7,298
Bank of Nova Scotia	1,972	108,065
BB&T Corp.	1,238	41,052
Berkshire Hathaway, Inc. (Class B) (a)	1,645	145,089
BlackRock, Inc.	235	41,901
Boston Properties, Inc. (b)	263	29,090
Capital One Financial Corp.	949	54,102
CBRE Group, Inc. (Class A) (a)	553	10,181
Chubb Corp.	481	36,691
Cincinnati Financial Corp.	273	10,344
CME Group, Inc.	561	32,145
Comerica, Inc.	350	10,868
Discover Financial Services	941	37,386
Duke Realty Corp. (b)	462	6,791
Eaton Vance Corp.	204	5,908
Federal Realty Investment Trust (b)	112	11,794
Franklin Resources, Inc.	268	33,519
Genworth Financial, Inc. (Class A) (a)	873	4,566
HCP, Inc. (b)	752	33,449
Health Care REIT, Inc. (b)	407	23,504
Host Hotels & Resorts, Inc. (b)	1,259	20,207
Hudson City Bancorp, Inc.	843	6,710
Intercontinental Exchange, Inc. (a)	128	17,076
Invesco, Ltd.	792	19,792
KeyCorp	1,693	14,797
Legg Mason, Inc.	223	5,504
Liberty Property Trust (b)	206	7,465
M&T Bank Corp.	201	19,127
Marsh & McLennan Cos., Inc.	965	32,742
New York Community Bancorp, Inc.	777	11,002
Northern Trust Corp.	384	17,823
NYSE Euronext	458	11,290
PartnerRe, Ltd.	115	8,542
People’s United Financial, Inc.	637	7,733
PNC Financial Services Group, Inc.	936	59,062
Principal Financial Group, Inc.	534	14,386
ProLogis, Inc. (b)	816	28,584
Prudential Financial, Inc.	830	45,243
Regency Centers Corp. (b)	160	7,797
Regions Financial Corp.	2,508	18,083
RenaissanceRe Holdings, Ltd.	91	7,011
Royal Bank of Canada	2,604	149,632
Simon Property Group, Inc. (b)	543	82,433
State Street Corp.	865	36,295
T. Rowe Price Group, Inc.	450	28,485
The Bank of New York Mellon Corp.	2,137	48,339
The Charles Schwab Corp.	1,919	24,544
The Macerich Co. (b)	234	13,392
The NASDAQ OMX Group, Inc.	229	5,335
The Progressive Corp.	1,030	21,362
The Toronto-Dominion Bank	1,620	134,990
The Travelers Cos., Inc.	696	47,509
U.S. Bancorp	3,388	116,208
Ventas, Inc. (b)	513	31,934
Vornado Realty Trust (b)	295	23,910
		2,135,726
HEALTH CARE — 12.2%
Abbott Laboratories	2,820	193,339
Aetna, Inc.	622	24,631
Agilent Technologies, Inc.	618	23,762
Baxter International, Inc.	994	59,898
Becton, Dickinson & Co.	370	29,067
Biogen Idec, Inc. (a)	402	59,991
Bristol-Myers Squibb Co.	2,997	101,149
CIGNA Corp.	508	23,962
DENTSPLY International, Inc.	252	9,611
Edwards Lifesciences Corp. (a)	204	21,904
Gilead Sciences, Inc. (a)	1,344	89,148
Henry Schein, Inc. (a)	159	12,604
Humana, Inc.	290	20,344
Johnson & Johnson	4,957	341,587
Life Technologies Corp. (a)	317	15,495
Medtronic, Inc.	1,869	80,591
Merck & Co., Inc.	5,492	247,689
Patterson Cos., Inc.	158	5,410
Valeant Pharmaceuticals International, Inc. (a)	511	28,179
Vertex Pharmaceuticals, Inc. (a)	373	20,869
Waters Corp. (a)	158	13,166
WellPoint, Inc.	593	34,400
		1,456,796
INDUSTRIALS — 10.2%
3M Co.	1,171	108,224
AMETEK, Inc.	427	15,137
Avery Dennison Corp.	187	5,950
C.H. Robinson Worldwide, Inc.	289	16,921
Canadian National Railway Co.	784	69,313
Cooper Industries PLC	282	21,167
CSX Corp.	1,864	38,678
Cummins, Inc.	324	29,876
Danaher Corp.	1,041	57,411
Deere & Co.	678	55,928
Dover Corp.	326	19,394
Eaton Corp.	565	26,702
Emerson Electric Co.	1,304	62,944
Equifax, Inc.	212	9,875
Expeditors International Washington, Inc.	376	13,671
Fastenal Co.	499	21,452
IHS, Inc. (Class A) (a)	100	9,735
Illinois Tool Works, Inc.	771	45,851
Ingersoll-Rand PLC	528	23,665
Iron Mountain, Inc.	228	7,777
J.B. Hunt Transport Services, Inc.	166	8,639
Joy Global, Inc.	189	10,595
Manpower, Inc.	142	5,226
Masco Corp.	639	9,617
Norfolk Southern Corp.	585	37,224

2

Security Description	Shares	Value

PACCAR, Inc.	602	$24,095
Pall Corp.	205	13,015
Parker Hannifin Corp.	268	22,399
Pentair, Inc.	174	7,745
Pitney Bowes, Inc.	354	4,892
Precision Castparts Corp.	257	41,978
Quanta Services, Inc. (a)	368	9,090
Robert Half International, Inc.	239	6,365
Rockwell Automation, Inc.	253	17,596
Rockwell Collins, Inc.	250	13,410
Roper Industries, Inc.	171	18,791
Southwest Airlines Co.	342	2,999
The Dun & Bradstreet Corp.	85	6,768
Tyco International, Ltd.	818	46,021
Union Pacific Corp.	851	101,014
United Parcel Service, Inc. (Class B)	1,300	93,041
W.W. Grainger, Inc.	105	21,879
Waste Management, Inc.	778	24,958
Xylem, Inc.	328	8,249
		1,215,277
INFORMATION TECHNOLOGY — 19.8%
Accenture PLC (Class A)	1,148	80,394
Adobe Systems, Inc. (a)	877	28,467
Advanced Micro Devices, Inc. (a)	1,054	3,552
Analog Devices, Inc.	528	20,692
Applied Materials, Inc.	2,289	25,557
Autodesk, Inc. (a)	401	13,381
CA, Inc.	601	15,485
CGI Group, Inc. (Class A) (a)	399	10,705
Cisco Systems, Inc.	9,556	182,424
Citrix Systems, Inc. (a)	330	25,268
Cognizant Technology Solutions Corp. (Class A) (a)	539	37,687
Corning, Inc.	2,701	35,518
Dell, Inc.	2,702	26,642
EMC Corp. (a)	3,762	102,590
Flextronics International, Ltd. (a)	1,217	7,302
Google, Inc. (Class A) (a)	466	351,597
Hewlett-Packard Co.	3,509	59,863
IBM	1,984	411,581
Intel Corp.	9,026	204,710
Intuit, Inc.	497	29,263
Lam Research Corp. (a)	416	13,223
Microchip Technology, Inc.	340	11,132
Motorola Solutions, Inc.	478	24,163
Nuance Communications, Inc. (a)	437	10,877
NVIDIA Corp. (a)	1,085	14,474
Open Text Corp. (a)	102	5,620
Oracle Corp.	7,243	228,082
QUALCOMM, Inc.	3,071	191,907
Salesforce.com, Inc. (a)	229	34,966
Symantec Corp. (a)	1,293	23,274
Teradata Corp. (a)	297	22,397
Texas Instruments, Inc.	2,033	56,009
Xerox Corp.	2,368	17,381
Yahoo!, Inc. (a)	2,048	32,717
		2,358,900
MATERIALS — 4.8%
Agnico-Eagle Mines, Ltd.	305	15,809
Agrium, Inc.	280	29,026
Air Products & Chemicals, Inc.	373	30,847
Alcoa, Inc.	1,892	16,744
Allegheny Technologies, Inc.	180	5,742
Ball Corp.	263	11,128
Celanese Corp. (Series A)	279	10,577
Cliffs Natural Resources, Inc.	252	9,861
Eastman Chemical Co.	272	15,507
Ecolab, Inc.	516	33,442
Franco-Nevada Corp.	246	14,488
International Flavors & Fragrances, Inc.	143	8,520
International Paper Co.	737	26,768
Kinross Gold Corp.	2,022	20,673
LyondellBasell Industries NV (Class A)	560	28,930
MeadWestvaco Corp.	303	9,272
Nucor Corp.	563	21,540
Osisko Mining Corp. (a)	685	6,781
Owens-Illinois, Inc. (a)	277	5,196
Potash Corp. of Saskatchewan, Inc.	1,529	66,400
Praxair, Inc.	529	54,952
Rock-Tenn Co. (Class A)	125	9,022
Sealed Air Corp.	324	5,009
Sigma-Aldrich Corp.	214	15,402
Silver Wheaton Corp.	627	24,903
Teck Resources, Ltd. (Class B)	1,023	30,161
The Sherwin-Williams Co.	157	23,379
Yamana Gold, Inc.	1,325	25,289
		575,368
TELECOMMUNICATION SERVICES — 1.6%
BCE, Inc.	459	20,176
CenturyLink, Inc.	1,100	44,440
Crown Castle International Corp. (a)	525	33,653
Frontier Communications Corp.	1,768	8,663
Level 3 Communications, Inc. (a)	260	5,972
Rogers Communications, Inc. (Class B)	701	28,355
SBA Communications Corp. (Class A) (a)	206	12,957
Sprint Nextel Corp. (a)	5,323	29,383
Windstream Corp.	1,040	10,514
		194,113
UTILITIES — 2.6%
American Water Works Co., Inc.	312	11,563
Calpine Corp. (a)	555	9,601
Canadian Utilities, Ltd. (Class A)	101	7,051
CenterPoint Energy, Inc.	719	15,315
Consolidated Edison, Inc.	520	31,143
Integrys Energy Group, Inc.	138	7,204
MDU Resources Group, Inc.	318	7,009
NextEra Energy, Inc.	702	49,372
NiSource, Inc.	501	12,765
Northeast Utilities	556	21,256
Oneok, Inc.	348	16,812
Pepco Holdings, Inc.	404	7,635
PG&E Corp.	734	31,320
Pinnacle West Capital Corp.	193	10,190
Sempra Energy	404	26,054
TransAlta Corp.	409	6,256
Wisconsin Energy Corp.	408	15,369
Xcel Energy, Inc.	864	23,941
		309,856
TOTAL COMMON STOCKS (Cost $11,008,323)		11,914,749

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
SSgA Prime Money Market Fund (Cost $13,714)	13,714	13,714

3

TOTAL INVESTMENTS — 99.9% (Cost $11,022,037)	11,928,463
OTHER ASSETS & LIABILITIES — 0.1%	10,770
NET ASSETS — 100.0%	$11,939,233

(a) Non-income producing security.

(b) REIT = Real Estate Investment Trust

4

Pax MSCI North America ESG Index ETF

Geographical Diversification

Country	Percent of Net Assets
United States	89.6%
Canada	10.1%
Other Countries	0.2%
Other Assets & Liabilities	0.1%
Total	100.0%

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 10.1%
Australia & New Zealand Banking Group, Ltd.	6,227	$160,268
Commonwealth Bank of Australia	3,711	215,220
Fortescue Metals Group, Ltd.	2,815	10,216
GPT Group (a)	11,372	40,208
Mirvac Group (a)	27,291	40,583
National Australia Bank, Ltd.	5,860	155,331
Newcrest Mining, Ltd.	2,355	71,363
Orica, Ltd.	64	1,655
Origin Energy, Ltd.	2,797	32,925
OZ Minerals, Ltd.	1,398	9,813
Westpac Banking Corp.	7,624	197,016
Woolworths, Ltd.	3,260	97,499
		1,032,097
AUSTRIA — 0.4%
OMV AG	1,057	37,035

BELGIUM — 1.9%
Colruyt SA	3,465	151,095
Delhaize Group	904	34,942
KBC Groep NV	328	7,878
		193,915
DENMARK — 2.1%
Danske Bank A/S (b)	2,285	41,286
Novo Nordisk A/S (Class B)	1,086	171,767
		213,053
FINLAND — 0.7%
Nokia OYJ	8,709	22,520
Stora Enso OYJ (R Shares)	2,808	17,463
UPM-Kymmene OYJ	2,526	28,581
		68,564
FRANCE — 7.7%
Carrefour SA	1,759	36,524
CGG - Veritas (b)	1,119	35,270
Compagnie de Saint-Gobain	1,462	51,413
Danone SA	1,595	98,310
France Telecom SA	4,449	53,734
L’Oreal SA	845	104,644
Renault SA	2,842	133,526
Schneider Electric SA	1,379	81,705
Societe BIC SA	774	93,620
Technip SA	732	81,468
Veolia Environnement SA	1,358	14,668
		784,882
GERMANY — 4.8%
BASF SE	2,283	192,819
Bayerische Motoren Werke AG	945	69,188
Deutsche Boerse AG	262	14,516
Deutsche Post AG	3,345	65,411
HeidelbergCement AG	93	4,878
Hochtief AG (b)	424	19,888
K+S AG	680	33,475
Metro AG	664	19,882
SAP AG	1,054	74,727
		494,784
HONG KONG — 0.6%
CLP Holdings, Ltd.	4,500	38,248
Li & Fung, Ltd.	18,000	27,906
		66,154
IRELAND — 0.0% (c)
Experian PLC	129	2,144

ISRAEL — 0.1%
Delek Group, Ltd.	46	7,664

ITALY — 1.2%
ENI SpA	2,327	50,953
Intesa Sanpaolo SpA	27,686	42,136
Pirelli & C. SpA	48	517
UniCredit SpA (b)	7,907	32,877
		126,483
JAPAN — 23.3%
Aisin Seiki Co., Ltd.	800	22,828
Canon, Inc.	1,800	57,725
Central Japan Railway Co.	900	79,357
Chugai Pharmaceutical Co., Ltd.	2,700	56,742
Denso Corp.	900	28,354
East Japan Railway Co.	900	59,807
Eisai Co., Ltd.	600	27,147
Fast Retailing Co., Ltd.	100	23,329
Fuji Heavy Industries, Ltd.	9,000	74,961
Fujitsu, Ltd.	18,000	67,789
Hitachi Construction Machinery Co., Ltd.	1,800	29,221
Honda Motor Co., Ltd.	3,600	110,915
Kao Corp.	1,800	53,213
KDDI Corp.	900	70,103
Komatsu, Ltd.	3,600	71,121
Konica Minolta Holdings, Inc.	9,000	69,409
Kubota Corp.	9,000	91,388
McDonald’s Holdings Co. (Japan), Ltd.	600	17,144
Mitsubishi Electric Corp.	9,000	66,632
Mitsubishi UFJ Financial Group, Inc.	28,500	134,075
Mitsubishi UFJ Lease & Finance Co., Ltd.	890	37,636
Mitsui Fudosan Co., Ltd.	8,000	160,720
Mizuho Financial Group, Inc.	47,800	78,028
Murata Manufacturing Co., Ltd.	600	32,044
Nidec Corp.	100	7,339
Nikon Corp.	900	24,848
Nippon Steel Corp.	9,000	18,509
Nissan Motor Co., Ltd.	8,100	69,235
NTT DoCoMo, Inc.	45	73,226
Panasonic Corp.	4,500	29,846
Resona Holdings, Inc.	3,000	12,339
Santen Pharmaceutical Co., Ltd.	1,800	83,059
Seven & I Holdings Co., Ltd.	300	9,243
Shikoku Electric Power Co., Inc.	2,700	30,575
Shin-Etsu Chemical Co., Ltd.	900	50,784
Softbank Corp.	1,800	73,111
Sony Corp.	2,700	31,893
Sumitomo Mitsui Financial Group, Inc.	2,800	87,815
Suzuken Co., Ltd.	300	10,006
Takashimaya Co., Ltd.	8,000	55,116
Takeda Pharmaceutical Co., Ltd.	1,800	83,175
The Chugoku Electric Power Co., Inc.	6,300	83,973
Toho Gas Co., Ltd.	1,000	6,671
Ube Industries, Ltd.	9,000	19,435
		2,379,886
LUXEMBOURG — 0.6%
Tenaris SA	2,759	56,365

1

Security Description	Shares	Value

NETHERLANDS — 2.7%
Akzo Nobel NV	994	$56,254
ASML Holding NV	1,169	62,548
Unilever NV	4,378	155,057
		273,859
NEW ZEALAND — 0.7%
Auckland International Airport, Ltd.	34,402	74,874

NORWAY — 0.5%
Norsk Hydro ASA	6,026	28,252
Statoil ASA	909	23,484
		51,736
SPAIN — 5.1%
Banco Bilbao Vizcaya Argentaria SA	11,065	87,019
Banco de Sabadell SA	7,879	21,185
Banco Santander SA (b)	19,710	146,943
Distribuidora Internacional de Alimentacion SA	878	4,851
Ferrovial SA	3,168	41,266
Iberdrola SA	11,152	50,616
Industria de Diseno Textil SA	909	113,002
Repsol YPF SA	2,849	55,309
		520,191
SWEDEN — 4.9%
Atlas Copco AB	1,639	38,322
Hennes & Mauritz AB (Class B)	3,376	117,500
Modern Times Group AB (Class B)	482	21,326
Nordea Bank AB	9,651	95,603
Sandvik AB	3,222	43,810
Skandinaviska Enskilda Banken AB (Class A)	4,701	39,434
Swedbank AB (Class A)	4,978	93,690
Volvo AB (Class B)	3,815	53,589
		503,274
SWITZERLAND — 9.5%
Compagnie Financiere Richemont SA	1,433	85,998
Lindt & Spruengli AG (b)	15	47,499
Novartis AG	4,528	277,279
Roche Holding AG	1,511	282,489
Swiss Re AG (b)	734	47,213
Syngenta AG	268	100,236
Wolseley PLC	1,351	57,638
Xstrata PLC	4,824	74,587
		972,939
UNITED KINGDOM — 22.5%
Associated British Foods PLC	3,159	65,754
Barclays PLC	2,589	8,982
BG Group PLC	8,236	166,243
Bunzl PLC	8,015	143,533
Burberry Group PLC	755	12,204
Fresnillo PLC	310	9,276
GlaxoSmithKline PLC	12,557	289,455
HSBC Holdings PLC	39,741	367,908
Lonmin PLC	1,023	9,209
Marks & Spencer Group PLC	5,567	32,075
Pearson PLC	8,069	157,661
Prudential PLC	7,915	102,441
Reckitt Benckiser Group PLC	453	26,078
RSA Insurance Group PLC	40,081	71,519
Standard Chartered PLC	5,843	132,094
Tesco PLC	22,093	118,443
Tullow Oil PLC	3,306	73,138
Unilever PLC	3,985	144,916
Vodafone Group PLC	126,515	359,051
WPP PLC	747	10,151
		2,300,131
TOTAL COMMON STOCKS (Cost $10,330,124)		10,160,030

PREFERRED STOCK — 0.2%
GERMANY — 0.2%
ProSiebenSat.1 Media AG Preference Shares	925	23,330
TOTAL PREFERRED STOCK (Cost $21,357)		23,330

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Compagnie de Saint-Gobain, Expires 10/12/12 (b)	1,119	1,808
TOTAL RIGHTS
(Cost $0)		1,808

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0%(c)
SSgA Prime Money Market Fund (Cost $100)	100	100
TOTAL INVESTMENTS — 99.6% (Cost $10,351,581)		10,185,268
OTHER ASSETS & LIABILITIES — 0.4%		43,288
NET ASSETS — 100.0%		$10,228,556

(a) REIT = Real Estate Investment Trust

(b) Non-income producing security.

(c) Amount shown represents less than 0.05% of net assets.

2

Pax MSCI EAFE ESG Index ETF

Sector Diversification

Sector	Percent of Net Assets
Financials	26.0%
Health Care	12.5%
Consumer Discretionary	12.4%
Consumer Staples	11.7%
Industrials	11.5%
Materials	7.4%
Telecommunication Services	6.1%
Energy	6.0%
Information Technology	3.8%
Utilities	2.2%
Cash and cash equivalents plus other assets less liabilities	0.4%
Total	100.0%

1

Notes to Schedules of Investments

Pax World Funds Trust II

September 30, 2012 (Unaudited)

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investments Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of September 30, 2012, the Trust offered two portfolios which represent series of beneficial interest in the Trust: the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”).  The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively.  Each Fund operates as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Valuation of Investments

For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Evaluated pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indices, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indices.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Funds’ investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the NYSE Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to the each Fund’s benchmark index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these are summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Following is a general summary of valuation inputs and classifications for different categories of securities.

Equity securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy.  To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

Pax MSCI North America ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$11,914,749	$—	$—	$11,914,749
Money Market Fund	13,714	—	—	13,714
Total	$11,928,463	$—	$—	$11,928,463

Pax MSCI EAFE ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,160,030	$—	$—	$10,160,030
Preferred Stock	23,330	—	—	23,330
Rights	1,808	—	—	1,808
Money Market Fund	100	—	—	100
Total	$10,185,268	$—	$—	$10,185,268

The Funds did not hold any Level 2 or Level 3 categorized securities during the nine months ended September 30, 2012.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value.  There were no transfers between Level 1 and Level 2 during the period.

Investment Information

During the period ended September 30, 2012, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Pax MSCI North America ESG Index ETF	$762,280	$722,220	$5,913,272	$—
Pax MSCI EAFE ESG Index ETF	$573,826	$641,928	$5,791,002	$—

The identified cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes.  Accordingly, gross unrealized appreciation and depreciation at September 30, 2012 was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$11,022,037	$1,186,272	$279,846	$906,426
Pax MSCI EAFE ESG Index ETF	$10,351,581	$555,624	$721,937	$(166,313)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.         Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.         Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 26, 2012